Factoring Line of Credit (Narrative) (Details)	9 Months Ended
Oct. 31, 2015 USD ($)
Factoring Line Of Credit 1	$ 750,000
Factoring Line Of Credit 2	80.00%
Factoring Line Of Credit 3	60.00%
Factoring Line Of Credit 4	100.00%
Factoring Line Of Credit 5	0.90%
Factoring Line Of Credit 6	$ 14,147
Factoring Line Of Credit 7	24,500
Factoring Line Of Credit 8	0
Factoring Line Of Credit 9	$ 0
Factoring Line Of Credit 10	5.50%
Factoring Line Of Credit 11	2.00%
Factoring Line Of Credit 12	3.25%
Factoring Line Of Credit 13	5.50%
Factoring Line Of Credit 14	1.00%
Factoring Line Of Credit 15	$ 580,407
Factoring Line Of Credit 16	$ 0